Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	20 Months Ended	60 Months Ended	85 Months Ended	88 Months Ended	107 Months Ended	113 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000136517
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.25%)	0.30%		(0.51%)					2.22%
C000136519
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.58%)	2.65%		(0.43%)					1.89%
C000136510
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.70%)	(0.08%)		4.27%					4.04%
C000136511
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.05%)	1.30%		4.13%					3.58%
C000136514
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.00%)	0.81%		3.05%					4.97%
C000136516
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.38%)	3.26%		3.10%					4.59%
C000136507
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)	2.06%		2.39%					2.81%
C000136508
Average Annual Return [Line Items]
Average Annual Return, Percent	0.21%	2.65%		2.09%					2.28%
C000136521
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.16%)	0.94%		2.23%					3.87%
C000136522
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.48%)	3.35%		2.31%					3.53%
C000136524
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.22%)	1.01%		(1.05%)					1.13%
C000136525
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%	3.45%		(0.99%)					0.78%
C000136527
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.23%)	0.58%		(0.15%)					2.48%
C000136528
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.59%)	2.94%		(0.09%)					2.12%
Without Sales Load [Member] | C000250200
Average Annual Return [Line Items]
Average Annual Return, Percent	1.04%	5.64%	6.23%
Without Sales Load [Member] | C000250201
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	5.71%	5.05%
Without Sales Load [Member] | C000136517
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%	4.48%		0.30%					2.64%
Without Sales Load [Member] | C000136519
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%	3.65%		(0.43%)					1.89%
Without Sales Load [Member] | C000155968
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%	4.41%		0.30%					2.63%
Without Sales Load [Member] | C000136520
Average Annual Return [Line Items]
Average Annual Return, Percent	0.93%	4.72%		0.60%					2.94%
Without Sales Load [Member] | C000136510
Average Annual Return [Line Items]
Average Annual Return, Percent	0.30%	3.02%		4.91%					4.35%
Without Sales Load [Member] | C000136511
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)	2.26%		4.13%					3.58%
Without Sales Load [Member] | C000155966
Average Annual Return [Line Items]
Average Annual Return, Percent	0.30%	3.01%		4.91%					4.35%
Without Sales Load [Member] | C000136512
Average Annual Return [Line Items]
Average Annual Return, Percent	0.42%	3.26%		5.15%					4.60%
Without Sales Load [Member] | C000152101
Average Annual Return [Line Items]
Average Annual Return, Percent	0.43%	3.26%		5.19%	4.69%
Without Sales Load [Member] | C000136514
Average Annual Return [Line Items]
Average Annual Return, Percent	0.04%	5.01%		3.90%					5.39%
Without Sales Load [Member] | C000136516
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.41%)	4.25%		3.10%					4.59%
Without Sales Load [Member] | C000155967
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.05%)	4.92%		3.86%					5.37%
Without Sales Load [Member] | C000136513
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%	5.19%		4.14%					5.66%
Without Sales Load [Member] | C000152102
Average Annual Return [Line Items]
Average Annual Return, Percent	0.06%	5.23%		4.19%			4.39%
Without Sales Load [Member] | C000136507
Average Annual Return [Line Items]
Average Annual Return, Percent	1.59%	4.42%		2.86%					3.05%
Without Sales Load [Member] | C000136508
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	3.65%		2.09%					2.28%
Without Sales Load [Member] | C000155965
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%	4.39%		2.84%					3.04%
Without Sales Load [Member] | C000136509
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	4.69%		3.12%					3.31%
Without Sales Load [Member] | C000152100
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	4.74%		3.15%	3.39%
Without Sales Load [Member] | C000136521
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%	5.16%		3.07%					4.30%
Without Sales Load [Member] | C000136522
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	4.35%		2.31%					3.53%
Without Sales Load [Member] | C000155969
Average Annual Return [Line Items]
Average Annual Return, Percent	0.82%	5.10%		3.03%					4.29%
Without Sales Load [Member] | C000136523
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	5.50%		3.44%					4.70%
Without Sales Load [Member] | C000152104
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	5.50%		3.45%	4.32%
Without Sales Load [Member] | C000136524
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	5.24%		(0.24%)					1.54%
Without Sales Load [Member] | C000136525
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	4.45%		(0.99%)					0.78%
Without Sales Load [Member] | C000155970
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	5.32%		(0.24%)					1.54%
Without Sales Load [Member] | C000136526
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%	5.50%		0.02%					1.80%
Without Sales Load [Member] | C000136527
Average Annual Return [Line Items]
Average Annual Return, Percent	0.82%	4.77%		0.67%					2.90%
Without Sales Load [Member] | C000136528
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%	3.94%		(0.09%)					2.12%
Without Sales Load [Member] | C000155971
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%	4.72%		0.66%					2.90%
Without Sales Load [Member] | C000136529
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%	5.07%		0.96%					3.20%
Without Sales Load [Member] | C000152106
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%	5.07%		0.99%				2.79%
Without Sales Load [Member] | C000205703
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	4.33%		3.75%		3.06%
Without Sales Load [Member] | C000205704
Average Annual Return [Line Items]
Average Annual Return, Percent	1.97%	4.64%		4.04%					3.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%	3.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%	3.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%	1.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%			1.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%	1.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%	1.73%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%	4.29%		0.84%					2.16%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%	4.29%		0.84%					2.16%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%	4.29%		0.84%					2.16%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%	4.29%		0.84%					2.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%				1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%		2.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%		0.31%					1.70%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%	4.82%		5.85%					5.59%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%	4.82%		5.85%					5.59%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%	4.82%		5.85%					5.59%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%	4.82%		5.85%					5.59%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%	4.82%		5.85%	5.42%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	7.01%		4.23%					6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	7.01%		4.23%					6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	7.01%		4.23%					6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	7.01%		4.23%					6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	7.01%		4.23%			4.94%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	4.03%		2.06%					2.01%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	4.03%		2.06%					2.01%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	4.03%		2.06%					2.01%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	4.03%		2.06%					2.01%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	4.03%		2.06%	2.34%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	4.00%		3.34%					2.26%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	4.00%		3.34%					2.26%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	4.00%		3.34%					2.26%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	4.00%		3.34%					2.26%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	4.00%		3.34%	2.72%
Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	3.31%		(0.25%)					2.11%
Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	3.31%		(0.25%)					2.11%
Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	3.31%		(0.25%)					2.11%
Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	3.31%		(0.25%)					2.11%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	4.13%		3.42%		2.73%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	4.13%		3.42%					2.26%